SHARE-BASED PAYMENTS - Stock-based Compensation (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
SHARE-BASED PAYMENTS
Stock-based compensation expense	$ 2,830,808	$ 7,165,611
Spin Out of Clinical Operations to Field Trip H & W
SHARE-BASED PAYMENTS
Stock-based compensation expense	674,385	5,644,850
General and administration
SHARE-BASED PAYMENTS
Stock-based compensation expense	1,893,447	965,097
Research and development
SHARE-BASED PAYMENTS
Stock-based compensation expense	262,976	555,664
Stock Option Plan
SHARE-BASED PAYMENTS
Stock-based compensation expense	$ 2,830,808	7,042,974
Jamaica Facility Shares
SHARE-BASED PAYMENTS
Stock-based compensation expense		$ 122,637